Benefit Plans and Stock-Based Compensation - Summary of Birks' Restricted Stock Units And Deferred Share Units (Detail) - shares	12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Mar. 30, 2019
Deferred Stock Units Dsu [Member]
Schedule Restricted Stock Options And Deferred Stock Units Line Items [Line Items]
Beginning balance	465,134	257,005	130,410
Grants of new units	223,878	244,844	133,588
Forfeited		(36,715)	(6,993)
Ending balance	689,012	465,134	257,005
Restricted Stock Units (RSUs) [Member]
Schedule Restricted Stock Options And Deferred Stock Units Line Items [Line Items]
Beginning balance	0	102,000	112,000
Grants of new units	375,000
Settled in cash		(102,000)	(5,500)
Forfeited			(4,500)
Ending balance	375,000	0	102,000